Income Taxes (Details) - Schedule of income taxes at statutory rates - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income taxes at statutory rates [Abstract]
Loss for the year	$ (9,271,160)	$ (9,627,605)	$ (9,373,171)
Expected income tax (recovery)	(2,503,000)	(2,599,000)	(2,531,000)
Change in statutory, foreign tax, foreign exchange rates and other	369,000	528,000	(96,000)
Permanent differences	541,000	345,000	180,000
Share issue costs		(154,000)	(121,000)
Adjustment to prior years provision versus statutory tax returns	(47,000)	4,157,000	(1,026,000)
Change in unrecognized deductible temporary differences	1,640,000	(2,277,000)	3,594,000
Income tax expense